Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Deferred payable	$ 175
Wages payable	37	10
Value added tax payable	5
Corporate and regional taxes payable		11
Other	4
Total accrued expenses and other current liabilities	$ 221	$ 21